Cash and cash equivalents and adjusted net debt (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents and adjusted net debt [Abstract]
Summary of Cash Reconciliation

	30 June 2024	31 December 2023
	£m	£m
Cash at bank and in hand	1,698	2,037
Short-term bank deposits	430	181
Overdrafts[1]	(184)	(358)
Cash and cash equivalents	1,944	1,860
Bonds due within one year	(1,017)	(588)
Bonds due after one year	(4,298)	(3,775)
Bond borrowings	(5,315)	(4,363)
Cash and cash equivalents less bond borrowings	(3,371)	(2,503)

Summary of Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt
The following table is an analysis of future payments in relation to the Group’s borrowings, on an accruals and undiscounted basis which, therefore, differs from the carrying value:

	30 June 2024	31 December 2023
	£m	£m
Within one year	(1,165)	(711)
Between one and two years	(138)	(535)
Between two and three years	(1,397)	(746)
Between three and four years	(742)	(726)
Between four and five years	(83)	(704)
Over five years	(2,956)	(1,859)
Bond borrowings (including interest)	(6,481)	(5,281)
Short-term overdrafts – within one year	(184)	(358)
Future anticipated cash flows	(6,665)	(5,639)
Effect of discounting and interest	1,166	918
Borrowings	(5,499)	(4,721)
Cash and short-term deposits	2,128	2,218
Cash and cash equivalents less bond borrowings	(3,371)	(2,503)